Revenue	12 Months Ended
Sep. 30, 2025
Revenues [Abstract]
REVENUE

Note 4 — Revenue

Effective October 1, 2021, the Company adopted ASC Topic 606, Revenue from Contracts with Customers, which replaced ASC Topic 605, using the modified retrospective method of adoption. Results for reporting periods beginning after October 1, 2021 are presented under ASC Topic 606 while prior period amounts are not adjusted and continue to be presented under the Company’s historic accounting under ASC Topic 605. The Company’s accounting for revenues remains substantially unchanged. There was no cumulative effect adjustments made to the contracts in place prior to October 1, 2021. The effect from the adoption of ASC Topic 606 was not material to the Company’s consolidated financial statements.

Revenue is recognized when control of promised goods is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods. Control is the ability to direct the use of and obtain substantially all of the remaining benefits from the specified goods.

The following table presents the Company’s revenue disaggregated by product categories for the years ended September 30, 2023, 2024 and 2025, respectively:

	For the years ended September 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Sales of products
Clothing, shoes and accessories	2,432,141	57,038,708	68,597,847	8,816,184
Home and tools	2,968,120	13,853,892	15,120,776	1,943,320
Personal care	2,193,144	11,130,763	16,657,041	2,140,760
School, office and art supplies	5,912,160	6,678,500	6,278,577	806,922
Seasonal décor and party supplies	37,465,982	44,845,862	43,630,058	5,607,328
Sports and outdoors	29,332,638	54,740,198	83,702,975	10,757,493
Toys and games	38,384,591	32,950,120	34,708,187	4,460,690
Pet products	—	—	692,093	88,948
Others	409,200	—	—	—
Total	119,097,976	221,238,043	269,387,554	34,621,645